PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 14.0%
Certificates of Deposit 8.4%
Bank of America NA, SOFR + 0.700%	6.010%(c)	07/08/24	112,000	$112,032,580
Bank of Montreal, SOFR + 0.640%	5.950(c)	07/22/24	150,000	150,202,579
BNP Paribas SA, SOFR + 0.650%	5.960(c)	07/08/24	75,000	75,089,315
Canadian Imperial Bank of Commerce	6.000	10/18/24	62,500	62,558,531

Canadian Imperial Bank of Commerce, SOFR + 0.810% (Cap N/A, Floor 0.000%)	6.120(c)	12/11/23	16,500	16,513,413

Citibank NA, SOFR + 0.680% (Cap N/A, Floor 0.000%)	5.990(c)	06/12/24	36,000	36,054,924
Svenska Handelsbanken, SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	07/08/24	156,500	156,735,193
Swedbank AB, SOFR + 0.640%	5.950(c)	07/19/24	100,000	100,127,886
Toronto-Dominion Bank (The),
SOFR + 0.640%	5.950(c)	07/03/24	60,000	60,079,681
SOFR + 0.650%	5.960(c)	09/13/24	100,000	100,116,100
SOFR + 0.670%	5.980(c)	03/25/24	100,000	100,132,025

Toronto-Dominion Bank (The)	6.000	10/18/24	45,000	45,029,591
Wells Fargo Bank NA,
SOFR + 0.640% (Cap N/A, Floor 0.000%)	5.950(c)	06/07/24	135,000	135,190,897
SOFR + 0.660% (Cap N/A, Floor 0.000%)	5.970(c)	05/13/24	98,000	98,151,133

Total Certificates of Deposit (cost $1,246,500,000)				1,248,013,848
Commercial Paper 0.2%
Societe Generale SA, 144A, SOFR + 0.820% (cost $25,000,000)	6.130(c)	12/11/23	25,000	25,017,073
Corporate Bonds 2.3%
Auto Manufacturers
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.380% (Cap N/A, Floor 0.000%)	5.700(c)	02/22/24	111,500	111,509,470
Sr. Unsec’d. Notes, MTN, SOFR + 0.520% (Cap N/A, Floor 0.000%)	5.830(c)	08/22/24	75,000	75,025,850
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.870(c)	10/16/24	25,000	25,016,516
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	5.930(c)	06/13/24	60,000	60,062,886

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR + 0.750% (Cap N/A, Floor 0.000%)	6.060%(c)	12/11/23	67,500	$67,530,160

Total Corporate Bonds (cost $339,000,000)				339,144,882
Municipal Bonds 0.8%
Arizona 0.3%
Maricopa County Industrial Development Authority, Taxable, Revenue Bonds, Series 2021 B-2	5.330(cc)	01/01/61	50,000	50,000,000
Illinois 0.2%
Illinois Finance Authority, Taxable, Revenue Bonds	5.330(cc)	10/01/42	23,500	23,500,000
Texas 0.3%
Board of Regents of the University of Texas System, Taxable, Revenue Bonds, Sub-Series G-2	5.320(cc)	08/01/45	43,000	43,000,000

Total Municipal Bonds (cost $116,500,000)				116,500,000
U.S. Government Agency Obligations 2.3%
Federal Home Loan Bank,
SOFR + 0.105% (Cap N/A, Floor 0.000%)	5.415(c)	11/08/24	50,000	49,999,870
SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.430(c)	03/14/24	50,000	50,012,035

Federal Home Loan Bank	5.400	03/27/24	148,000	147,733,619
Federal National Mortgage Assoc.	5.420	03/28/24	95,000	94,826,559

Total U.S. Government Agency Obligations (cost $343,000,000)				342,572,083

Total Long-Term Investments (cost $2,070,000,000)				2,071,247,886

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Short-Term Investments 85.9%
Certificates of Deposit 16.1%
Banco Santander SA, SOFR + 0.500%	5.810%(c)	12/05/23	95,000	$95,033,806
Bank of America NA	5.910(cc)	07/29/24	104,000	104,122,825

Bank of America NA	5.930	04/08/24	83,000	83,014,227
Bank of Montreal,
SOFR + 0.570%	5.880(c)	01/17/24	34,000	34,026,634
SOFR + 0.780%	6.090(c)	11/10/23	225,000	225,043,821

Bank of Nova Scotia (The), SOFR + 0.350% (Cap N/A, Floor 0.000%)	5.660(c)	11/02/23	16,000	16,000,154
BNP Paribas Fortis SA	5.190	12/15/23	40,000	39,980,590

BNP Paribas Fortis SA, SOFR + 0.620%	5.930(c)	08/01/24	118,750	118,845,366

BNP Paribas SA	5.190	12/15/23	50,000	49,975,738

BNP Paribas SA	5.200	12/01/23	30,500	30,491,276

BNP Paribas SA	5.820	05/07/24	75,000	74,987,870

BNP Paribas SA, SOFR + 0.550%	5.860(c)	04/11/24	75,000	75,076,948

Citibank NA, SOFR + 0.700% (Cap N/A, Floor 0.000%)	6.010(c)	12/13/23	29,000	29,018,974
Credit Agricole Corporate & Investment Bank	5.490	11/03/23	127,000	127,000,245
Credit Industriel et Commercial, SOFR + 0.440%	5.750(c)	01/17/24	35,000	35,017,849
Mitsubishi UFJ Financial Group, Inc.	5.330	11/01/23	54,000	54,000,002
Mizuho Bank Ltd.,
SOFR + 0.410%	5.720(c)	02/12/24	57,000	57,029,263
SOFR + 0.810%	6.120(c)	11/30/23	56,000	56,030,617

Natixis SA	5.450	11/20/23	2,000	1,999,983
Nordea Bank Abp,
SOFR + 0.460%	5.770(c)	11/03/23	50,000	50,001,398
SOFR + 0.580%	5.890(c)	08/05/24	120,500	120,587,943

Norinchukin Bank	5.370	11/01/23	35,000	35,000,017
State Street Bank & Trust Co.,
SOFR + 0.470%	5.780(c)	05/21/24	105,000	105,041,228
SOFR + 0.520%	5.830(c)	03/05/24	140,000	140,101,802
Sumitomo Mitsui Banking Corp.,
SOFR + 0.270%	5.580(c)	12/18/23	50,000	50,005,210
SOFR + 0.430%	5.740(c)	02/05/24	75,000	75,033,686
SOFR + 0.850%	6.160(c)	11/30/23	60,000	60,032,305

Svenska Handelsbanken, SOFR + 0.470%	5.780(c)	11/02/23	20,000	20,000,413
Swedbank AB, SOFR + 0.680%	5.990(c)	03/20/24	45,000	45,062,863
Toronto-Dominion Bank (The), USOIS + 0.520%	5.850(c)	01/22/24	95,000	95,059,123
Wells Fargo Bank NA,
SOFR + 0.430% (Cap N/A, Floor 0.000%)	5.740(c)	12/15/23	120,000	120,044,504
SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860(c)	01/05/24	96,000	96,069,110

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Certificates of Deposit (Continued)

Westpac Banking Corp., SOFR + 0.550% (Cap N/A, Floor 0.000%)	5.860%(c)	05/10/24	50,000	$50,040,064

Total Certificates of Deposit (cost $2,367,757,220)				2,368,775,854
Commercial Paper 33.7%
Bank of America Securities, Inc., 144A	5.890(cc)	10/11/24	40,000	39,985,240
Bank of Montreal, 144A, SOFR + 0.580%	5.910(c)	05/01/24	82,250	82,348,359
Bank of Nova Scotia (The), 144A, SOFR + 0.740%	6.050(c)	12/06/23	35,000	35,018,782
Banner Health	5.491(n)	11/08/23	10,000	9,987,864

Banner Health	5.497(n)	11/15/23	12,500	12,471,510

Banner Health	5.527(n)	11/22/23	13,000	12,956,470
BPCE SA,
144A	5.462(n)	12/15/23	42,000	41,714,925
144A, SOFR + 0.590%	5.900(c)	08/05/24	125,000	125,085,550
CDP Financial, Inc.,
144A	5.548(n)	12/04/23	22,000	21,888,465
144A	5.735(n)	04/11/24	61,000	59,456,082
144A	5.814(n)	04/01/24	30,000	29,289,532
144A, SOFR + 0.500%	5.810(c)	01/18/24	40,000	40,021,626
144A, SOFR + 0.540%	5.310(c)	01/12/24	84,500	84,549,122
144A, SOFR + 0.780%	6.090(c)	11/03/23	48,500	48,502,213

Citigroup Global Markets Holdings, Inc., 144A	5.795(n)	03/07/24	53,000	51,947,086
Export Development Corp.	5.567(n)	02/12/24	25,000	24,608,315

Export Development Corp.	5.664(n)	01/04/24	50,000	49,510,243
Federation Des Caisses Desjardins,
144A	5.376(n)	02/12/24	32,000	31,488,301
144A	5.532(n)	12/12/23	20,000	19,873,207
144A	5.534(n)	12/14/23	17,000	16,887,011
144A	5.576(n)	11/06/23	49,500	49,456,051
144A	5.578(n)	12/05/23	32,000	31,831,378
144A	5.611(n)	12/20/23	54,631	54,217,474
144A	5.748(n)	02/20/24	25,000	24,568,764
144A	5.764(n)	01/17/24	65,000	64,226,261
Goldman Sachs International,
144A	5.553(n)	11/28/23	128,000	127,464,192
144A	5.560(n)	12/01/23	98,000	97,544,975

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
ING (U.S.) Funding LLC,
144A	5.505%(n)	11/03/23	11,000	$10,995,125
144A, SOFR + 0.550%	5.860(c)	05/07/24	112,000	112,094,611
John Deere Credit, Inc.,
144A	5.395(n)	11/02/23	37,000	36,989,100
144A	5.399(n)	11/15/23	9,000	8,980,050
144A	5.414(n)	11/13/23	13,000	12,975,037

Johns Hopkins Health System	5.450(n)	11/06/23	10,500	10,490,707
JPMorgan Securities LLC,
144A	5.400	02/02/24	97,000	96,871,835
144A	5.816(n)	03/25/24	90,000	87,972,863
144A, SOFR + 0.610%	5.980(c)	10/25/24	107,000	107,029,007
144A, SOFR + 0.650%	5.960(c)	08/01/24	125,000	125,082,970
KFW,
144A	5.682(n)	02/05/24	154,000	151,729,285
144A	5.686(n)	02/12/24	122,500	120,562,577

Leland Stanford Junior University (The)	5.578(n)	01/22/24	9,500	9,379,944
LVMH Moet Hennessy Louis Vuitton SE,
144A	5.550(n)	12/06/23	7,500	7,459,935
144A	5.781(n)	03/18/24	35,000	34,259,214
144A	5.782(n)	03/19/24	38,000	37,189,685
144A	5.789(n)	04/15/24	53,000	51,640,798
144A	5.797(n)	05/14/24	17,000	16,487,156
144A	5.805(n)	03/21/24	50,000	48,917,907
144A	5.821(n)	03/07/24	30,250	29,662,388
144A	5.822(n)	06/14/24	13,000	12,547,191
144A	5.824(n)	06/12/24	20,000	19,309,375
144A	5.845(n)	07/08/24	11,000	10,577,355
144A	5.850(n)	04/05/24	50,000	48,798,150
144A	5.865(n)	06/10/24	20,000	19,315,382
144A	5.870(n)	06/14/24	9,000	8,686,517
Microsoft Corp.,
144A	5.380(n)	11/06/23	88,000	87,922,287
144A	5.384(n)	11/07/23	50,000	49,948,472
144A	5.384(n)	11/08/23	50,000	49,941,097
144A	5.388(n)	11/13/23	20,000	19,961,668
Mitsubishi Corp.,
144A	5.524(n)	12/01/23	25,000	24,884,353
144A	5.529(n)	12/04/23	40,000	39,796,831
144A	5.532(n)	12/12/23	20,000	19,874,140
144A	5.537(n)	12/18/23	33,000	32,762,136
144A	5.541(n)	12/13/23	24,000	23,845,315

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Mitsubishi Corp., (cont’d.)
144A	5.559%(n)	12/14/23	28,000	$27,815,268

National Australia Bank Ltd., 144A, SOFR + 0.520%	5.830(c)	02/16/24	5,000	5,004,543
National Securities Clearing Corp.,
144A	5.448(n)	11/01/23	25,000	24,996,317
144A	5.450(n)	11/03/23	25,000	24,988,940
144A	5.663(n)	04/18/24	31,000	30,179,881
144A	5.669(n)	04/25/24	18,000	17,503,099
144A	5.701(n)	05/10/24	42,000	40,742,912
144A	5.704(n)	05/14/24	35,000	33,931,110

Nestle Finance International Ltd., 144A	5.347(n)	11/14/23	65,000	64,867,576
Novartis Finance Corp.,
144A	5.477(n)	11/13/23	73,000	72,859,693
144A	5.478(n)	11/14/23	50,000	49,896,434

OhioHealth Corp.	5.500	11/07/23	12,500	12,498,664

OhioHealth Corp.	5.500	12/19/23	17,500	17,497,394
Ontario Teachers’ Finance Trust,
144A	5.319(n)	11/06/23	20,000	19,982,276
144A	5.803(n)	06/03/24	45,000	43,499,340
144A	5.837(n)	04/03/24	16,000	15,621,054
144A	5.852(n)	06/11/24	37,000	35,721,039
144A	5.871(n)	07/03/24	47,500	45,699,212
Province of Alberta,
144A	5.499	11/28/23	210,000	209,129,869
144A	5.648(n)	02/21/24	30,000	29,488,832
144A	5.694(n)	03/27/24	50,000	48,872,185
144A	5.739(n)	04/19/24	34,000	33,107,712
144A	5.742(n)	03/18/24	85,000	83,204,230

Province of British Columbia	5.623(n)	02/22/24	20,000	19,654,833
Robert Bosch Finance Corp., 144A	5.413(n)	11/01/23	69,000	68,989,754
Royal Bank of Canada, 144A, USOIS + 0.630%	5.710(c)	07/11/24	100,000	100,125,757
Sanofi, 144A	5.496(n)	11/08/23	36,000	35,957,510
Skandinaviska Enskilda Banken AB,
144A	5.824(n)	03/22/24	30,000	29,330,375
144A, SOFR + 0.500%	5.810(c)	12/22/23	34,000	34,016,836
144A, SOFR + 0.530%	5.840(c)	04/08/24	60,000	60,044,435

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper (Continued)
Skandinaviska Enskilda Banken AB, (cont’d.)
144A, SOFR + 0.630%	5.940%(c)	07/19/24	100,000	$100,129,537
144A, SOFR + 0.650%	5.310(c)	05/31/24	110,000	110,151,219

Swedbank AB, 144A	5.769(n)	03/18/24	70,000	68,515,716
Texas Public Finance Authority	5.490	12/05/23	45,000	44,995,158
Toyota Credit Canada, Inc.	5.979(n)	03/20/24	27,000	26,416,683

Toyota Credit Canada, Inc.	6.020(n)	04/19/24	22,000	21,427,653
Toyota Industries Commercial Finance, Inc.,
144A	5.363(n)	11/03/23	20,000	19,991,160
144A	5.701(n)	04/17/24	10,000	9,742,917
144A	5.767(n)	06/13/24	15,000	14,484,927
144A	5.841(n)	04/24/24	10,000	9,732,154
144A	5.842(n)	04/25/24	10,000	9,730,616

Toyota Motor Finance (Netherlands) B.V.	5.657(n)	01/22/24	15,000	14,811,313
Unilever Finance Netherlands BV, 144A	5.477(n)	11/13/23	30,000	29,942,394
University Of Chicago (The)	5.483(n)	12/05/23	25,000	24,865,370
University Of Texas System (The)	5.420	11/27/23	12,500	12,499,500

University Of Texas System (The)	5.440	11/13/23	13,299	13,296,608

University Of Texas System (The)	5.450	11/15/23	9,000	8,999,595

University Of Texas System (The)	5.470	12/13/23	12,500	12,499,170

University Of Texas System (The)	5.470	12/15/23	8,500	8,499,419
Volvo Group Treas North America, Inc.,
144A	5.526(n)	12/21/23	24,000	23,809,532
144A	5.568(n)	12/15/23	30,000	29,790,375
144A	5.599(n)	01/16/24	72,500	71,622,358
144A	5.630(n)	01/26/24	33,000	32,546,781

Yale University	5.473(n)	12/05/23	11,000	10,942,981

Yale University	5.573(n)	01/04/24	17,500	17,328,532

Yale University	5.584(n)	01/24/24	17,500	17,274,671

Yale University	5.617(n)	02/20/24	10,000	9,828,916

Total Commercial Paper (cost $4,980,404,478)				4,980,941,796

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements 24.1%
BNS,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $275,040,563 collateralized by FHLMC (coupon rate 6.000%, maturity dates 08/01/53-09/01/53) with the aggregate value, including accrued interest, of $280,541,374.	275,000	$275,000,000
BOS,
5.35%, dated 09/21/23, due 11/02/23 in the amount of $251,560,417 collateralized by GNMA (coupon rates 3.000%-5.000%, maturity dates 06/20/50-07/20/53) with the aggregate value, including accrued interest, of $255,000,000.	250,000	250,000,000
BSA,
5.305%, dated 10/31/23, due 11/01/23 in the amount of $100,014,736 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 12/01/50-10/01/53), FNMA (coupon rates 3.000%-6.500%, maturity dates 04/01/33-11/01/53) and U.S. Treasury Securities (coupon rate 4.125%, maturity date 11/15/32) with the aggregate value, including accrued interest, of $102,015,332.	100,000	100,000,000
CF,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $175,025,813 collateralized by FHLMC (coupon rates 2.500%-6.500%, maturity dates 03/01/52-10/01/53), FNMA (coupon rates 0.000%-5.500%, maturity dates 05/15/30-02/01/53), GNMA (coupon rates 2.500%-6.500%, maturity dates 01/15/41-09/20/53) and U.S. Treasury Securities (coupon rates 0.125%-7.625%, maturity dates 11/30/23-05/15/50) with the aggregate value, including accrued interest, of $178,526,404.	175,000	175,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
CNRP,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $150,022,125 collateralized by FFCSB (coupon rate 5.125%, maturity date 10/10/25), FHLB (coupon rates 1.875%-6.050%, maturity dates 09/11/26-07/15/36), FHLMC (coupon rates 1.500%-6.000%, maturity dates07/01/41-11/01/53), FNMA (coupon rates 3.000%-5.500%, maturity dates 09/01/34-02/01/57) and GNMA (coupon rates 2.000%-6.000%, maturity dates 10/20/33-11/15/58) with the aggregate value, including accrued interest, of $153,022,567.	150,000	$150,000,000
DB,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $198,601,289 collateralized by FNMA (coupon rates 2.500%-7.500%, maturity dates 01/01/36-10/01/53) with the aggregate value, including accrued interest, of $202,543,440.	198,572	198,572,000
ING,
5.35%, dated 09/21/23, due 11/02/23 in the amount of $226,404,375 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 04/01/28-09/01/53), FNMA (coupon rates 2.000%-7.000%, maturity dates 06/01/29-05/01/58) and GNMA (coupon rate 5.500%, maturity date 04/20/53) with the aggregate value, including accrued interest, of $229,500,005.	225,000	225,000,000
5.35%, dated 09/22/23, due 11/03/23 in the amount of $377,340,625 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 07/01/36-09/01/53), FNMA (coupon rates 1.500%-7.000%, maturity dates 07/01/33-05/01/58) and GNMA (coupon rate 5.500%, maturity date 04/20/53) with the aggregate value, including accrued interest, of $382,500,002.	375,000	375,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
ING, (cont’d.)
5.35%, dated 09/25/23, due 11/06/23 in the amount of $100,624,167 collateralized by FHLMC (coupon rates 3.500%-6.000%, maturity dates 11/01/35-08/01/53), FNMA (coupon rates 2.000%-6.000%, maturity dates 11/01/32-10/01/53) and GNMA (coupon rate 5.500%, maturity date 04/20/53) with the aggregate value, including accrued interest, of $102,000,001.	100,000	$100,000,000
MIZ,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $300,044,250 collateralized by FNMA (coupon rates 2.500%-8.000%, maturity dates 07/01/24-01/01/59) with the aggregate value, including accrued interest, of $306,000,001.	300,000	300,000,000
NORP,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $470,069,325 collateralized by FHLMC (coupon rates 1.500%-6.000%, maturity dates 04/01/37-09/01/53), FNMA (coupon rates 1.500%-6.500%, maturity dates 07/01/29-09/01/60), GNMA (coupon rates 3.500%-6.000%, maturity dates 04/20/50-02/15/58) and U.S. Treasury Securities (coupon rates 0.250%-2.500%, maturity dates 05/15/24-05/31/25) with the aggregate value, including accrued interest, of $479,471,102.	470,000	470,000,000
SAN,
5.315%, dated 10/25/23, due 11/01/23 in the amount of $225,232,531 collateralized by FHLMC (coupon rates 2.000%-6.000%, maturity dates 10/01/29-06/01/53) and FNMA (coupon rates 0.000%-6.500%, maturity dates 05/01/26-10/01/53) with the aggregate value, including accrued interest, of $229,737,183.	225,000	225,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

Repurchase Agreements (Continued)
SAN, (cont’d.)
5.315%, dated 10/31/23, due 11/07/23 in the amount of $125,129,184 collateralized by FHLMC (coupon rates 0.000%-5.000%, maturity dates 03/15/31-12/01/52) and FNMA (coupon rates 1.500%-6.565%, maturity dates 04/01/25-10/01/53) with the aggregate value, including accrued interest, of $127,631,769.			125,000	$125,000,000
5.31%, dated 10/31/23, due 11/01/23 in the amount of $175,025,813 collateralized by FHLMC (coupon rates 0.000%-6.000%, maturity dates 12/01/29-10/01/53) and FNMA (coupon rates 2.000%-7.000%, maturity dates 08/01/24-10/01/53) with the aggregate value, including accrued interest, of $178,526,330.			175,000	175,000,000
SSB,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $66,197,763 collateralized by U.S. Treasury Securities (coupon rate 0.250%, maturity date 06/30/25) with the aggregate value, including accrued interest, of $67,572,884.			66,188	66,188,000
WFS,
5.31%, dated 10/31/23, due 11/01/23 in the amount of $350,051,625 collateralized by GNMA (coupon rate 3.000%, maturity date 06/20/52) with the aggregate value, including accrued interest, of $357,052,658.			350,000	350,000,000

Total Repurchase Agreements (cost $3,559,760,000)				3,559,760,000
Time Deposit 1.4%
ABN AMRO Bank NV (cost $200,000,000)	5.330%	11/03/23	200,000	200,000,000
U.S. Government Agency Obligations 0.9%
Federal Home Loan Bank,
SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.380(c)	11/27/23	15,000	15,000,699
SOFR + 0.095% (Cap N/A, Floor 0.000%)	5.405(c)	11/14/23	94,000	94,002,790
SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.430(c)	03/06/24	28,000	28,010,946

Total U.S. Government Agency Obligations (cost $137,000,000)				137,014,435

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(n) 9.7%
U.S. Treasury Bills	5.357%	11/09/23	100,000	$99,882,315

U.S. Treasury Bills	5.395	11/30/23	382,000	380,372,458

U.S. Treasury Bills	5.397	12/12/23	81,000	80,511,998

U.S. Treasury Bills	5.400	12/05/23	173,000	172,135,484

U.S. Treasury Bills	5.416	01/04/24	105,000	104,010,667

U.S. Treasury Bills	5.421	01/18/24	95,000	93,906,510

U.S. Treasury Bills	5.431	01/23/24	98,000	96,798,823

U.S. Treasury Bills	5.441	01/30/24	182,000	179,577,693

U.S. Treasury Bills	5.444	02/06/24	123,000	121,237,692

U.S. Treasury Bills	5.458	02/13/24	109,000	107,324,004

Total U.S. Treasury Obligations (cost $1,435,681,134)				1,435,757,644

Total Short-Term Investments (cost $12,680,602,832)				12,682,249,729

TOTAL INVESTMENTS 99.9% (cost $14,750,602,832)				14,753,497,615
Other assets in excess of liabilities 0.1%				13,287,160

Net Assets 100.0%				$14,766,784,775

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BNS	Bank of Nova Scotia
BOS	Bank of America Securities, Inc.
BSA	Banco Santander SA
CF	CF Secured, LLC
CNRP	Cantor Fitzgerald
DB	Deutsche Bank AG
FFCSB	Federal Farm Credit System Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ING	ING Financial Markets LLC
MIZ	Mizuho Securities USA LLC
MTN	Medium Term Note
NORP	Nomura International PLC
SAN	Santander Bank, N.A.

PGIM Core Ultra Short Bond Fund
Schedule of Investments  (unaudited) (continued)
as of October 31, 2023
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
USOIS	United States Overnight Index Swap
WFS	Wells Fargo Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Rate shown reflects yield to maturity at purchased date.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).